Deferred income tax assets and liabilities	12 Months Ended
Dec. 31, 2018
Deferred income tax assets and liabilities [abstract]
Deferred income tax assets and liabilities
32	Deferred income tax assets and liabilities

The deferred income tax assets and liabilities are as follows:

	As at 31 December
	2018	2017
Deferred income tax assets before offsetting	3,903,331	3,604,577
Offset amount	(1,620,746)	(1,304,486)

Deferred income tax assets after offsetting	2,282,585	2,300,091

Deferred income tax liabilities before offsetting	(5,486,905)	(5,871,166)
Offset amount	1,620,746	1,304,486

Deferred income tax liabilities after offsetting	(3,866,159)	(4,566,680)

	(1,583,574)	(2,266,589)

The gross movement on the deferred income tax accounts is as follows:

	2018	2017

Beginning of the year	(2,266,589)	(998,795)
Adjustment on initial application of IFRS 9	(106,649)	-

Adjusted balance at beginning of the year	(2,373,238)	(998,795)
Business combination (Note 41)	(68,083)	(2,322,513)
Disposal of subsidiaries	-	17,407
Credited to profit or loss (Note 34)	775,820	724,712
Credited to other comprehensive income	100,966	330,834
Currency translation differences	(19,039)	(18,234)

End of the year	(1,583,574)	(2,266,589)

The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

Deferred income tax assets:

	Hedging reserve	Amortization of land use rights	Provision for impairment loss	Depreciation	Accrued expenses	VAT refunds on purchases of domestically manufactured equipment	Unused tax losses	Others	Total
As at 1 January 2017	17,476	13,915	607,154	538,204	42,123	205,009	230,988	777,683	2,432,552

Business combination	-	-	-	574,600	5,052	-	139,387	414,891	1,133,930
Disposal of subsidiaries	-	-	(10,686)	(9,962)	-	-	(5,566)	(52,270)	(78,484)
(Charged)/credited to profit or loss	-	(493)	(2,593)	(70,209)	7,076	(25,433)	196,613	20,026	124,987
Charged to other comprehensive income	(11,905)	-	-	-	-	-	-	-	(11,905)
Currency translation differences	-	-	82	-	-	-	-	3,415	3,497

As at 31 December 2017	5,571	13,422	593,957	1,032,633	54,251	179,576	561,422	1,163,745	3,604,577

Business combination (Note 41)	-	-	-	-	-	-	2,919	27,616	30,535
(Charged)/credited to profit or loss	-	(493)	43,640	(106,076)	1,766	(25,433)	210,336	61,317	185,057
Credited to other comprehensive income	77,050	-	-	-	-	-	-	-	77,050
Currency translation differences	1,493	-	992	-	-	-	-	3,627	6,112

As at 31 December 2018	84,114	12,929	638,589	926,557	56,017	154,143	774,677	1,256,305	3,903,331

Deferred income tax liabilities:

	Hedging Reserve	Fair value gains	Amortization of land use rights	Depreciation	Power generation license	Mining rights	Territorial water use right	Other	Total
As at 1 January 2017	(18,399)	(348,537)	(891,155)	(1,149,054)	(654,363)	(129,383)	(72,432)	(168,024)	(3,431,347)

Business combination	-	(1,736)	(148,129)	(3,209,672)	-	-	-	(96,906)	(3,456,443)
Disposal of subsidiaries	-	-	1,761	22,162	-	-	68,696	3,272	95,891
Credited to profit or loss	-	-	27,457	525,780	-	-	1,327	45,161	599,725

(Charged)/credited to other comprehensive income	(5,558)	348,297	-	-	-	-	-	-	342,739

Currency translation differences	(304)	-	(540)	(9,490)	(11,397)	-	-	-	(21,731)

As at 31 December 2017	(24,261)	(1,976)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	(216,497)	(5,871,166)

Adjustment on initial application of IFRS9	-	(106,649)	-	-	-	-	-	-	(106,649)

As at 1 January 2018	(24,261)	(108,625)	(1,010,606)	(3,820,274)	(665,760)	(129,383)	(2,409)	(216,497)	(5,977,815)

Business combination(Note 41)	-	-	-	(98,618)	-	-	-	-	(98,618)
Credited to profit or loss	-	-	28,760	518,843	-	-	-	43,160	590,763

Credited /(charged) to other comprehensive income	24,261	(345)	-	-	-	-	-	-	23,916

Currency translation differences	-	-	(599)	(7,769)	(16,783)	-	-	-	(25,151)

As at 31 December 2018	-	(108,970)	(982,445)	(3,407,818)	(682,543)	(129,383)	(2,409)	(173,337)	(5,486,905)

As at 31 December 2018 and 2017, taxable temporary differences relating to interest in equity method investees amounted to RMB3.08 billion and RMB2.95 billion, respectively. No deferred tax liabilities were recognised as at 31 December 2018 and 2017 as dividends from investments in associates and joint ventures are exempted from the PRC income tax and the Company has no plan to dispose any of these investees in the foreseeable future.

As at 31 December 2018 and 2017, taxable temporary differences relating to the undistributed profit of wholly-owned foreign subsidiaries amounted to RMB2.53 billion and RMB3.06 billion, respectively. No deferred tax liabilities were recognised in respect of the tax that would be payable on the distribution of these retained profit as at 31 December 2018 and 2017 as the Company controls the dividend policy of the subsidiary, and it has been determined that it is probable that the profits will not be distributed in the foreseeable future.

In accordance with the accounting policy set out in Note 2(w), the Company and its subsidiaries did not recognise deferred income tax assets in respect of certain deductible temporary differences and accumulated tax losses that can be carried forward against future taxable income as follow:

	As at 31 December
	2018	2017

Deductible temporary differences	5,324,572	4,672,788
Unused tax losses	9,581,856	8,665,079

Total	14,906,428	13,337,867

The expiry dates of the tax losses of the Company and its subsidiaries for which no deferred income tax assets were recognised are summarized as follows:

	As at 31 December
	2018	2017

Year of expiry
2018	-	1,557,045
2019	1,553,294	1,579,066
2020	1,520,528	1,524,531
2021	1,438,360	1,558,573
2022	2,359,946	2,445,864
2023	2,709,728	-

Total	9,581,856	8,665,079